UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS' INNER CIRCLE FUND III

SEMI-ANNUAL REPORT

Investec Global Franchise Fund

Investec Emerging Markets Equity Fund

APRIL 30, 2019

INVESTMENT ADVISER:
INVESTEC ASSET MANAGEMENT NORTH AMERICA, INC.

Investec
Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-IAM-USA1; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2019 (Unaudited)

Investec Global Franchise Fund - Semi-Annual Review - October 31, 2018 to April 30, 2019

Performance For the Reporting Period

Dear shareholder,

The six-month period ended April 30, 2019 has been one of the most volatile for equity markets since the global financial crisis. The final quarter (Q4) of last year saw the Fund’s benchmark, the MSCI ACWI, record the largest dollar-denominated quarterly drawdown since 2011, with markets particularly weak in December. However, this drawdown almost has been completely reversed over 2019 year-to-date, with markets apparently determined to claw back losses from last year amid a change of tone from global central bankers and better-than-expected economic growth readings over April.

Performance review

Over the period, the Investec Global Franchise Fund has produced strong absolute performance and outperformed the Fund’s benchmark.

Stock selection within IT was the main driver of the Fund’s outperformance over the period. Certain stocks among our technology holdings have been consistent strong performers, and none more so than global software provider Microsoft and global payment provider Visa. Microsoft continues to benefit from increased revenues from its online cloud offering Azure, with Visa enjoying increasing volumes in global transactions over the period. Other consistent Fund performers from within the sector included internet domain registration company Verisign. Within financials, the Fund’s exposure to credit rating agencies Moody’s and S&P Global benefited from the improved outlook for capital markets.

More negatively, the Fund’s exposure to consumer staples, through tobacco, dragged on relative returns. Towards the end of last year, tobacco companies were impacted by talk of a widespread ban being introduced on all menthol cigarettes. In addition to this, there were various data points that pointed to weaker uptake in the alternative ‘heat not burn’ product segment, which also impacted the tobacco companies. More recently, various producers posted slowing sales in conventional cigarette volumes which unsettled the market further.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2019 (Unaudited)

Other points of weakness included the Fund’s exposure to online reservation company Booking Holdings and healthcare company Johnson & Johnson. Booking Holdings was negatively impacted when it guided to weak bookings growth for the 2019, while our position in global pharma company Johnson & Johnson has come under pressure after renewed allegations of potential asbestos contamination in its talcum baby powder.

Outlook and positioning

We continue to find attractive opportunities in the technology sector and have primarily reduced our consumer staples weighting to fund this. There were no significant transactions over the period, but we did trim certain Fund holdings and switch into higher conviction positions.

The significant drawdown and the subsequent strong recovery in equities over the last six months serve as a stark reminder of where we are in the current market cycle. Equity markets are starting to look more vulnerable than these markets have for some time, especially given valuations have recovered somewhat this year to date.

Additionally, there remains a long list of factors which appear to be eroding investor confidence. This month the IMF noted in its World Economic Outlook that global economic activity is slowing, caused in part by regulatory tightening in China, trade tensions between China and the United States, and weakened consumer and business confidence in Europe. Additionally, political risks have increased and debt levels remain elevated across government, corporate, and household sectors.

We believe that, in the face of these headwinds and exogenous risks, portfolio resilience is now more important than ever. As we saw in the fourth quarter of 2018, focusing on structural rather than cyclical growth is key to defensive performance. The fortunes of external factors, such as commodity prices, interest rates, or the economy, cannot be relied upon to sustain growth. We maintain discipline by investing in high-quality companies at reasonable valuations, which continue to compound cash flows at attractive rates over time. Nothing has changed in terms of our belief that quality companies can provide long-term outperformance, and, thus, we believe the opportunities provided by quality stocks remain attractive.

Clyde Rossouw, Co-Head of Quality

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

Emerging Markets Equity Fund - Semi-Annual Review - November 28, 2018 to April 30, 2019

Performance For the Reporting Period

Dear shareholder,

Since the launch of the Emerging Markets Equity Fund on November 28, 2018, the performance of emerging market equities has been defined by two distinct market environments. During the closing weeks of 2018, global markets experienced a broad sell off triggered by investor concerns about the pace of monetary tightening undertaken by central banks globally, and the perception that the withdrawal of liquidity from the financial system could negatively impact global growth. Emerging markets were swept up in the sell-off, and the MSCI Emerging Markets Index closed at an 18-month low in the closing days of 2018.

However, the New Year saw a significant investor sentiment as central banks across the world made it clear that the recent monetary tightening was unlikely to be followed by further interest rate hikes in the near-future. Chinese policymakers also announced a slate of pro-growth measures, which – along with hopes of a positive outcome of the ongoing trade negotiations with the US – gave investors confidence that the world’s second largest economy was unlikely to experience a significant economic slowdown. This triggered a sustained rally for global risk assets and emerging market equities recovered a significant portion of the ground lost during the preceding selloff.

Enthusiasm about the rally was subsequently backed up by hard economic data as the 2019 first quarter GDP growth figures largely outperformed expectations. Emerging market corporate earnings continued to be challenged throughout the first quarter reporting period, but April did see a marked slowdown in the pace of earnings downgrades.

Performance review

Since its inception date, the Fund has outperformed the Fund’s benchmark MSCI Emerging Markets Index. Recent market volatility made it a challenging environment for the stocks favoured by our process. However, strong stock picking helped the portfolio overcome the headwinds presented by the screening part of our process.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

Portfolio returns have been most positive in the consumer staples sector as several Fund investments benefited from recent changes in Chinese consumers spending habits. The two strongest beneficiaries of these trends for the Fund have been the Fund’s holdings in Chinese pork producer WH Group and distiller Wuliangye Yibin – which is also domiciled in China. Changing consumer tastes in China triggered strong demand for premium branded products, which has enabled both firms to post very positive revenue and earnings figures in their most recent profit updates. WH Group was also lifted by developments on the trade front as the company has significant operations in the US and therefore stands to benefit from a thaw in the US and China trade tensions.

Stock picking for the Fund was also strong in the technology sector where Fund-holding Indian IT service provider Tech Mahindra reported some very positive revenue growth figures. The company ascribed these to a ramp-up in deals from the telecoms customers ahead of the launch of 5G networks. This positive revenue momentum also enabled Tech Mahindra to outperform profit expectations.

Other significant outperformers for the Fund’s portfolio include Chinese heavy equipment company Sany Heavy Industry – which rallied amid China’s improving growth outlook – and semiconductor firm Broadcom after the company reassured investor concerns surrounding its recent acquisition of software firm Computer Associates.

On a less positive note, returns were challenging in the consumer discretionary sector, where the Fund’s portfolio was held back by having an underweight exposure to an outperforming sector, as well as some stock-specific challenges. The most-significant detractor from the Fund’s performance in the sector was Chinese carmaker Geely, which retreated after Geely cut its production guidance for the year ahead in the early days of 2019. This development undermined our investment case, prompting us to exit this investment.

In the materials sector, the Fund’s portfolio encountered setbacks with chemicals producer Indorama – which faced investor concerns about falling profitability at its US specialty chemicals business – while Latin American steelmaker Ternium was held back by a fall in demand across several key markets, as well as falling prices.

Another Fund holding, Chinese search engine provider Baidu, was the most significant stock-level detractor from the Fund’s performance after the company faced investor doubts about the profitability of its core search product, along with

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

concerns about the investments required to rollout the company’s iQiyi video streaming platform.

Outlook

Uncertainty continues to cloud the US-China trade negotiations, and recent American frustration with the slow pace of progress has led to more heated rhetoric and threats to ratchet up tariffs significantly. How much of this is a muscular negotiating stance, and how much grounded in real disagreements between the two parties remains uncertain. We believe the interests of both parties are best served by reaching a compromise agreement, however there are not inconsiderable risks that a breakdown in talks brings market volatility with such a breakdown.

Often one of the most difficult things in fund management is to separate the ‘signal’ from the ‘noise’. Our investing discipline remains intensely focused on seeking out ‘signals’ around company quality, valuation and operational momentum. We also accept that we cannot rely – particularly at this time – on positive macro-economic tailwinds. Thus, our focus is on idiosyncratic corporate situations that we believe will deliver superior returns in the near-term.

With global growth and returns subdued, this means that for the foreseeable future it becomes even more critically important that the businesses we invest in are cash generative, and – as dividends are likely to be an important source of shareholder return in this environment – at least partially distributed back to us. Thus, we hope to build broadly diversified portfolios with risk widely distributed across a range of individual corporate circumstances. We also continue to strive to manage risk effectively – whether such risks relate to environmental, social and governance risks or operations, financial, economic, currency, regulatory and liquidity.

Archie Hart, Portfolio Manager

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2019 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 89.9%

	Shares	Value

GERMANY — 3.2%
Beiersdorf	14,125	$1,542,463

NETHERLANDS — 2.4%
ASML Holding	5,671	1,179,197

SPAIN — 1.8%
Amadeus IT Group	10,941	869,591

SWITZERLAND — 8.0%
Nestle	21,751	2,092,920

Roche Holding	6,678	1,760,266

		3,853,186

UNITED KINGDOM — 8.7%
Imperial Brands	36,621	1,162,966

Reckitt Benckiser Group	18,531	1,497,062

Unilever	25,737	1,562,680

		4,222,708

UNITED STATES — 65.8%

Communication Services — 2.2%
Fox*	13,655	532,408

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Communication Services (continued)
NetEase ADR	1,802	$512,723

		1,045,131

Consumer Discretionary — 4.5%
Booking Holdings *(1)	1,173	2,175,903

Consumer Staples — 8.0%
Altria Group	13,904	755,404

Anheuser-Busch InBev ADR	7,657	681,014

Colgate-Palmolive (1)	7,970	580,136

Philip Morris International (1)	21,571	1,867,186

		3,883,740

Financials — 12.6%
Charles Schwab	25,288	1,157,685

FactSet Research Systems	4,371	1,205,828

Moody’s	13,145	2,584,570

S&P Global	5,317	1,173,249

		6,121,332

Health Care — 7.7%
Becton Dickinson	4,460	1,073,700

Johnson & Johnson	14,808	2,090,889

Medtronic	6,486	576,022

		3,740,611

Industrials — 1.6%
3M (1)	3,980	754,250

Information Technology — 29.2%
Check Point Software Technologies *	11,449	1,382,581

Intuit	7,023	1,763,194

Microsoft	26,033	3,399,910

Samsung Electronics GDR	708	694,727

VeriSign*	14,852	2,932,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — concluded

	Shares	Value

Information Technology (continued)

Visa, Cl A (1)	24,146	$3,970,327

		14,143,266

		31,864,233

Total Common Stock (Cost $39,245,200)		43,531,378

Total Investments — 89.9% (Cost $39,245,200)		$43,531,378

Percentages are based on Net Assets of $48,425,382.

*	Non-income producing security.
(1)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt

As of April 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of April 30, 2019, the Fund did not hold any Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.6%

	Shares	Value

AUSTRIA — 0.6%
Erste Group Bank	7,639	$305,628

BRAZIL — 4.3%
Atacadao Distribuicao Comercio e Industria Ltda *	114,300	614,280

Banco do Brasil *	42,250	530,171

Engie Brasil Energia	38,452	433,939

Estacio Participacoes	42,523	295,485

TIM Participacoes ADR	13,555	200,749

		2,074,624

CHINA — 5.7%
58.com ADR *	6,715	482,070

Anhui Conch Cement, Cl A	94,778	562,045

Kunlun Energy	254,000	268,071

Sany Heavy Industry, Cl A	206,500	375,493

Weifu High-Technology Group, Cl A	127,212	388,049

Wuliangye Yibin, Cl A	42,564	646,724

		2,722,452

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
COLOMBIA — 0.8%
Bancolombia ADR	7,674	$389,225

DENMARK — 0.6%
Carlsberg, Cl B	2,282	294,531

HONG KONG — 24.4%
AIA Group	81,800	833,598

China Construction Bank, Cl H	1,185,000	1,046,734

China Merchants Bank, Cl H	118,500	586,806

China Resources Gas Group	56,000	259,107

China Resources Land	184,000	800,928

China Shenhua Energy, Cl H	186,500	412,205

China Taiping Insurance Holdings	113,600	344,620

China Telecom, Cl H	1,188,000	614,791

CSPC Pharmaceutical Group	258,000	497,229

Galaxy Entertainment Group *	58,000	433,592

Kerry Properties	79,500	339,467

Lee & Man Paper Manufacturing	102,000	82,688

Li Ning	116,500	211,753

Ping An Insurance Group of China, Cl H	129,500	1,559,038

Shenzhen International Holdings	76,000	163,907

Tencent Holdings	51,400	2,542,025

Want Want China Holdings	507,000	401,960

WH Group	502,500	595,668

		11,726,116

HUNGARY — 1.3%
MOL Hungarian Oil & Gas	34,325	393,886

Richter Gedeon Nyrt	10,602	209,676

		603,562

INDIA — 5.5%
HDFC Bank	20,856	694,898

Infosys ADR	64,936	698,711

Infosys	18,065	195,146

Shriram Transport Finance	25,135	401,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Tech Mahindra	55,233	$663,951

		2,654,176

INDONESIA — 3.7%
Astra International	937,300	501,538
Bank Negara Indonesia Persero	845,000	569,263

Perusahaan Gas Negara Persero	2,004,400	326,331

Telekomunikasi Indonesia Persero	1,482,500	394,293

		1,791,425

MALAYSIA — 1.4%
Genting	146,900	250,133

Malayan Banking	190,600	426,424

		676,557

MEXICO — 1.8%
Grupo Mexico	129,066	377,572

Industrias Penoles	8,472	97,088

Wal-Mart de Mexico	125,975	368,861

		843,521

POLAND — 0.7%
Powszechna Kasa Oszczednosci Bank Polski	35,276	361,597

RUSSIA — 0.9%
LUKOIL PJSC ADR	4,968	421,187

SOUTH AFRICA — 4.7%
Bidcorp	25,007	526,907

Exxaro Resources	41,835	476,618

Old Mutual	243,016	389,707

RMB Holdings	64,147	373,528

Sasol	15,490	512,676

		2,279,436

SOUTH KOREA — 6.0%
Hana Financial Group	11,141	350,973

Samsung Electronics	58,785	2,307,317

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)

Samsung Life Insurance	3,282	$238,533

		2,896,823

SWITZERLAND — 0.6%
Swatch Group	916	279,744

TAIWAN — 6.1%
Novatek Microelectronics	46,000	299,958

Taiwan Semiconductor Manufacturing	314,000	2,631,824

		2,931,782

THAILAND — 4.7%
Advanced Info Service	57,800	343,994

Bangkok Bank NVDR	87,400	555,746

Bangkok Bank	9,900	62,951

Indorama Ventures	313,000	448,543

Kasikornbank NVDR	48,500	290,164

Kasikornbank	23,900	142,988

PTT	285,800	436,421

		2,280,807

TURKEY — 0.6%

TAV Havalimanlari Holding	64,202	272,102

UNITED ARAB EMIRATES — 2.7%
Abu Dhabi National Oil for Distribution PJSC	275,093	194,722

Aldar Properties PJSC	427,972	207,394

Emaar Properties PJSC	340,825	445,383

First Abu Dhabi Bank PJSC	105,913	461,350

		1,308,849

UNITED KINGDOM — 3.2%
Anglo American (1)	23,229	600,015

MMC Norilsk Nickel PJSC ADR	4,962	110,156

Mondi (1)	23,344	511,415

Polymetal International (1)	30,162	317,160

		1,538,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 15.3%

Consumer Discretionary — 5.5%

Alibaba Group Holding ADR *	14,334	$2,659,960

Energy — 2.5%
LUKOIL PJSC ADR	3,270	279,585

Petroleo Brasileiro ADR *	59,128	900,519

		1,180,104

Financials — 1.2%
Credicorp (1)	2,486	588,933

Industrials — 0.8%
Grupo Aeroportuario del Sureste ADR	2,385	392,452

Information Technology — 2.5%
Broadcom (1)	2,259	719,266

Cognizant Technology Solutions, Cl A	6,553	478,107

		1,197,373

Materials — 2.8%
Cemex ADR *	94,312	433,835

MMC Norilsk Nickel PJSC ADR	15,264	341,990

Ternium ADR (1)	22,832	562,809

		1,338,634

		7,357,456

Total Common Stock (Cost $42,520,614)		46,010,346

PREFERRED STOCK — 2.4%

BRAZIL — 2.4%
Cia de Transmissao de Energia Eletrica Paulista (A)	64,836	345,820

Itausa - Investimentos Itau, 0.555%	271,952	821,990

		1,167,810

Total Preferred Stock (Cost $1,197,732)		1,167,810

Total Investments — 98.0% (Cost $43,718,346)		$47,178,156

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

Percentages are based on Net Assets of $48,140,584.

*	Non-income producing security.
(1)

Represents a company categorized as a “emerging market company,” as set forth in the Fund’s Prospectus, because it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries

(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company

As of April 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of April 30, 2019, the Fund did not hold any Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Investec Global Franchise Fund	Investec Emerging Markets Equity Fund
Assets:
Investments, at Value (Cost $39,245,200 and $43,718,346)	$43,531,378	$47,178,156
Foreign Currency, at Value (Cost $7,008 and $87,306)	7,009	86,270
Cash Equivalents	4,544,732	971,765
Receivable for Capital Shares Sold	299,100	–
Dividend and Interest Receivable	43,592	73,983
Deferred Offering Costs (Note 2)	–	45,429
Reclaim Receivable	37,728	2,154
Receivable for Investments Sold	–	41,346
Prepaid Expenses	19,713	3,631

Total Assets	48,483,252	48,402,734

Liabilities:
Audit Fees Payable	12,391	11,444
Payable due to Investment Advisor	4,761	51,763
Payable due to Administrator	9,863	9,041
Payable due to Trustees	2,648	1,739
Chief Compliance Officer Fees Payable	1,962	761
Payable for Capital Shares Redeemed	588	–
Distribution Fees Payable	357	2
Payable for Investment Securities Purchased	–	187,400
Other Accrued Expenses	25,300	–

Total Liabilities	57,870	262,150

Net Assets	$48,425,382	$48,140,584

NET ASSETS CONSIST OF:
Paid-in Capital	$43,520,963	$45,043,224
Total distributable gain	4,904,419	3,097,360

Net Assets	$48,425,382	$48,140,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Investec Global Franchise Fund	Investec Emerging Markets Equity Fund
I Shares:
Net Assets	46,532,650	48,129,632
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	4,102,929	4,445,004
Net Asset Value, Offering and Redemption Price Per Share*	11.34	10.83

A Shares:
Net Assets	1,892,732	10,952
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	167,079	1,012
Net Asset Value, Offering and Redemption Price Per Share	$11.33	$10.82

Maximum Offering Price Per Share ($11.34/94.25%, $10.83/94.25%)	$12.03	$11.49

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS FOR THE PERIOD ENDED APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
	Investec Global Franchise Fund	Investec Emerging Markets Equity Fund*

Investment Income:
Dividends	$433,067	$373,464
Less: Foreign Taxes Withheld	(22,684)	(40,444)

Total Investment Income	410,383	333,020

Expenses:
Investment Advisory Fees	155,692	124,002
Administration Fees	58,411	46,110
Trustees’ Fees	5,157	4,829
Chief Compliance Officer Fees	1,330	1,767
Transfer Agent Fees	28,024	22,281
Registration and Filing Fees	20,736	2,865
Legal Fees	15,649	15,312
Audit Fees	12,541	11,444
Printing Fees	11,542	9,019
Custodian Fees	6,109	6,127
Other Expenses	12,844	11,904
Offering Costs (Note 2)	7,352	32,786
12B-1 Fees	1,468	11

Total Expenses	336,855	288,457

Less:
Investment Advisory Fee Waiver	(155,692)	(147,905)
Reimbursement from Adviser	(14,251)	–
Fees Paid Indirectly — Note 4	(20)	–

Net Expenses	166,892	140,552

Net Investment Income	243,491	192,468

Net Realized Gain (Loss) on:
Investments	570,537	(425,071)
Foreign Currency Transactions	1,261	(76,105)

Net Realized Gain (Loss)	571,798	(501,176)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,145,136	3,459,811
Foreign Currency Translation	(553)	(1,677)

Net Change in Unrealized Appreciation (Depreciation)	4,144,583	3,458,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS FOR THE PERIOD ENDED APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Investec Global Franchise Fund	Investec Emerging Markets Equity Fund*

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	4,716,381	2,956,958

Net Increase in Net Assets Resulting from Operations	$4,959,872	$3,149,426

* Commenced operations on November 28, 2018.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018 *
Operations:
Net Investment Income	$243,491	$223,726
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	571,798	(123,977)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	4,144,583	140,541

Net Increase in Net Assets Resulting From Operations	4,959,872	240,290

Distribution of Income

I Shares	(272,759)	(18,765)

A Shares	(4,219)	–

Capital Share Transactions:
I Shares:
Issued	8,897,074	33,769,559
Reinvestment of Distributions	272,764	18,765
Redeemed	(602,284)	(529,246)

Increase from I Shares Shares Capital Share transactions	8,567,554	33,259,078

A Shares:
Issued	1,372,132	399,209
Reinvestment of Distributions	4,213	–
Redeemed	(80,131)	(1,092)

Increase from A Shares Shares Capital Share transactions	1,296,214	398,117

Net Increase in Net Assets From Capital Share Transactions	9,863,768	33,657,195

Total Increase in Net Assets	14,546,662	33,878,720

Net Assets:
Beginning of Year	33,878,720	–

End of Year	$48,425,382	$33,878,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018 *
Shares Transactions:
I Shares:
Issued	847,657	3,333,177
Reinvestment of Distributions	28,443	1,873
Redeemed	(57,965)	(50,256)

Increase in Shares Outstanding from I Shares Share Transactions	818,135	3,284,794

A Shares:
Issued	134,956	39,145
Reinvestment of Distributions	439	–
Redeemed	(7,353)	(108)

Increase in Shares Outstanding from A Shares Share Transactions	128,042	39,037

Net Increase in Shares Outstanding From Share Transactions	946,177	3,323,831

*	I Shares commenced operations on December 11, 2017. A Shares commenced operations on September 28, 2018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended April 30, 2019 (Unaudited)*
Operations:
Net Investment Income	$192,468
Net Realized Loss on Investments and Foreign Currency Transactions	(501,176)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	3,458,134

Net Increase in Net Assets Resulting From Operations	3,149,426

Distribution of Income
I Shares	(52,053)

A Shares	(13)

Capital Share Transactions:
I Shares:
Issued	47,124,744
Reinvestment of Distributions	52,053
Redemption Fees - Note 2	–
Redeemed	(2,143,535)

Increase from I Shares Shares Capital Share transactions	45,033,262

A Shares:
Issued	13,100
Reinvestment of Distributions	13
Redemption Fees - Note 2	–
Redeemed	(3,151)

Increase from A Shares Shares Capital Share transactions	9,962

Net Increase in Net Assets From Capital Share Transactions	45,043,224

Total Increase in Net Assets	48,140,584

Net Assets:
Beginning of Period	–

End of Period	$48,140,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended April 30, 2019 (Unaudited)*
Shares Transactions:
I Shares:
Issued	4,645,399
Reinvestment of Distributions	5,451
Redeemed	(205,846)

Increase in Shares Outstanding from I Shares Share Transactions	4,445,004

A Shares:
Issued	1,299
Reinvestment of Distributions	1
Redeemed	(288)

Increase in Shares Outstanding from A Shares Share Transactions	1,012

Net Increase in Shares Outstanding From Share Transactions	4,446,016

* Commenced operations on November 28, 2018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	I Shares
	Six Months Ended April 30, 2019 (Unaudited)		Period Ended October 31, 2018
Net Asset Value, Beginning of Year/Period	$10.19		$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.07		0.08
Net Realized and Unrealized Gain	1.16		0.12

Total from Investment Operations	1.23		0.20

Dividends and Distributions:
Net Investment Income	(0.08)		(0.01)

Total Dividends and Distributions	(0.08)		(0.01)

Net Asset Value, End of Year/Period	$11.34		$10.19

Total Return†	12.19%		1.98%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$46,533		$33,481
Ratio of Expenses to Average Net Assets	0.85	%††	0.85	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.69	%††	2.10	%††
Ratio of Net Investment Income to Average Net Assets	1.26	%††	0.93	%††
Portfolio Turnover Rate	7	%‡	9	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	A Shares
	Six Months Ended April 30, 2019 (Unaudited)		Period Ended October 31, 2018
Net Asset Value, Beginning of Year/Period	$10.19		$10.76

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.06		(0.01)
Net Realized and Unrealized Gain (Loss)	1.15		(0.56)

Total from Investment Operations	1.21		(0.57)

Dividends and Distributions:
Net Investment Income	(0.07)		—

Total Dividends and Distributions	(0.07)		—

Net Asset Value, End of Year/Period	$11.33		$10.19

Total Return†	12.03%		(5.30)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,893		$398
Ratio of Expenses to Average Net Assets	1.10	%††	1.15	%††(1)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.92	%††	3.35	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	1.08	%††	(1.00	)%††
Portfolio Turnover Rate	7	%‡	9%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Ratio reflects the impact of low level of average net assets. Under normal asset levels, ratio would have been 1.10%.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	I Shares Period Ended April 30, 2019(1)(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.05
Net Realized and Unrealized Gain	0.80

Total from Investment Operations	0.85

Dividends and Distributions:
Net Investment Income	(0.02)

Total Dividends and Distributions	(0.02)

Net Asset Value, End of Year/Period	$10.83

Total Return†	12.93%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$48,130
Ratio of Expenses to Average Net Assets	0.85	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.55	%††
Ratio of Net Investment Income to Average Net Assets	1.16	%††
Portfolio Turnover Rate	28	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on November 28, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	A Shares Period Ended April 30, 2019(1)(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.04
Net Realized and Unrealized Gain	0.79

Total from Investment Operations	0.83

Dividends and Distributions:
Net Investment Income	(0.01)

Total Dividends and Distributions	(0.01)

Net Asset Value, End of Year/Period	$10.82

Total Return†	12.83%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$11
Ratio of Expenses to Average Net Assets	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.81	%††
Ratio of Net Investment Income to Average Net Assets	0.88	%††
Portfolio Turnover Rate	28	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	Commenced operations on November 28, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Investec Global Franchise Fund and Investec Emerging Markets Equity Fund (the “Funds”). The investment objectives of the Funds are to seek long-term capital growth. The Funds are classified as a non-diversified investment company. Investec Asset Management North America, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Investec Global Franchise Fund commenced operations on December 11, 2017, and currently offers Class I Shares (effective as of December 11, 2017) and Class A Shares (effective as of September 28, 2018). The Investec Emerging Markets Equity Fund commenced operations November 28, 2018, and currently offers Class I Shares and Class A Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each of the funds are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

The Funds uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular Funds. Expenses which cannot be directly attributed to particular Funds are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — For the Investec Global Franchise Fund offering costs, including costs of printing the initial prospectus, legal and registration fees, were amortized over twelve months from inception of the Fund.

For the Investec Emerging Markets Equity Fund offering costs, including costs of legal, printing and registration fees, are being amortized to expense over twelve months. As of April 30, 2019, the Fund had $45,429 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2019, the Funds paid $57,981 and $37,069 for the Investec Global Franchise Fund and the Investec Emerging Markets Equity Fund, respectively, for these services.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the period ended April 30, 2019, the Funds earned cash management credits of $20 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.80% of the Investec Global Franchise Fund’s average daily net assets and 0.75% of the Investec Emerging Markets Equity Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.85% of the average daily net assets of the Funds’ I Shares and A Shares until February 28, 2019 (the “Expense Limitation”) and 1.00% of the average daily net assets of the Funds’ A Shares during the period from March 1, 2019 through February 28, 2020. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020. As of April 30, 2019, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $162,591 for the Investec Global Franchise Fund and $115,119 for the Investec Emerging Markets Equity Fund, expiring in 2021.

6. Investment Transactions:

For the period ended April 30, 2019, the Investec Global Franchise Fund made purchases of $10,539,400 and sales of $2,583,728 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

For the period ended April 30, 2019, the Investec Emerging Markets Equity Fund made purchases of $54,714,395 and sales of $10,571,118 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared for the Investec Global Franchise Fund during the period ended October 31, 2018 was as follows:

	Ordinary Income	Total
2018	$18,765	$18,765

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Investec Global Franchise Fund:
Undistributed Ordinary Income	$200,711
Short-Term Capital Loss Carryforwards	(119,727)
Unrealized Appreciation	140,541

Total Distributable Earnings	$221,525

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses. The Investec Global Franchise Fund has $119,727 of short-term capital loss carryforwards as of October 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Franchise Fund	$39,245,200	$5,384,079	$(1,097,901)	$4,286,178

Emerging Markets Equity Fund	43,718,346	4,160,256	(700,446)	3,459,810

8. Concentration of Risks:

Active Management Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Since each Fund purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Preferred Stock Risk (Emerging Markets Equity Fund) – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Small- and Mid-Capitalization Company Risk (Emerging Markets Equity Fund) – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources,

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk (Emerging Markets Equity Fund & Global Franchise Fund) – The large-capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

ETF Risk (Emerging Markets Equity Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Investing in foreign companies, including direct investments and investments through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

Emerging Markets Securities Risk (Emerging Markets Equity Fund) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of a Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Depositary Receipts Risk (Emerging Markets Equity Fund) – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based.

Geographic Focus Risk (Emerging Markets Equity Fund) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China (Emerging Markets Equity Fund) – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk (Emerging Markets Equity Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

Liquidity Risk (Emerging Markets Equity Fund) – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversification Risk (Emerging Markets Equity Fund & Global Franchise Fund) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

New Fund Risk (Emerging Markets Equity Fund) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

9. Other:

At April 30, 2019, 82.07% of I Shares outstanding were held by two record shareholders and 100% of A Shares outstanding were held by two record shareholders in the Investec Global Franchise Fund.

At April 30, 2019, 88.21% of I Shares outstanding were held by three record shareholders and 98.92% of A Shares outstanding were held by one record shareholder in the Investec Emerging Markets Equity Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 31, 2018 to April 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC FUNDS APRIL 30, 2019 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period
Investec Global Franchise Fund — I Shares
Actual Portfolio Return	$1,000.00	$1,021.90	0.85%	$4.47*

Hypothetical 5% Return	1,000.00	1,020.60	0.85	4.26
Investec Global Franchise Fund — A Shares
Actual Portfolio Return	$1,000.00	$1,120.30	1.10%	5.78*

Hypothetical 5% Return	1,000.00	1,019.30	1.10	5.51
Investec Emerging Markets Equity Fund — I Shares
Actual Portfolio Return	$1,000.00	$1,083.50	0.85%	3.71*

Hypothetical 5% Return	1,000.00	1,020.58	0.85	4.26**
Investec Emerging Markets Equity Fund — A Shares
Actual Portfolio Return	$1,000.00	$1,084.10	1.10%	$4.80*

Hypothetical 5% Return	1,000.00	1,019.34	1.10	5.51**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

**	Expenses are equal to the Fund’s annualized expense, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since inception.)

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 13, 2018 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING MARKETS EQUITY FUND APRIL 30, 2019 (Unaudited)

deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

Investec Global Franchise Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-IAM-USA1

Investment Adviser:

Investec Asset Management North America, Inc.

666 Fifth Avenue, 37th Floor

New York, NY 10103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

INV-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.